Investments (Tables)	6 Months Ended
Mar. 31, 2026
Investments [Abstract]
Schedule of Investments Net

As of September 30, 2025 and March 31, 2026, investments consisted of the following:

	As of September 30, 2025	As of March 31, 2026
		(Unaudited)
Long-term investments:
Investments accounted for using the equity method	11,272,414	11,323,147
Investments without readily determinable FVs	6,375,140	6,579,388
Total long-term investments	17,647,554	17,902,535
Impairment loss of long-term equity investments	(6,643,439)	(6,579,388)
Total long-term investments, net	$11,004,115	$11,323,147

Schedule of Long-Term Investment

The movement of the carrying amount of long-term investment was as follows for the six months ended March 31, 2025 and 2026

	Six months ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Beginning balance	$14,857,156	$11,004,115
Proportionate share of the equity investee’s net loss	(93,799)	(33,003)
Foreign currency translation adjustment	(489,190)	352,035
Ending balance	$14,274,167	$11,323,147